Impairment of Long-Lived Assets	12 Months Ended
Dec. 31, 2013
Long Lived Assets [Abstract]
Disclosure Of Long Lived Assets Disclosure [Text Block]
Note 13.	Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such instance, the Company estimates the undiscounted future cash flows (excluding interest) resulting from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows (excluding interest) is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the assets.

For the year ended December 31, 2013, the Company recorded an impairment charge of approximately $75,000 primarily related to the write-down of non-performing and non-redeployable EGMs.

For the year ended December 31, 2012, the Company recorded an impairment charge of approximately $339,000 primarily related to the write-off of non-redeployable EGMs following the termination of slot contracts for non-performing venues during the year.